Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 5		$ 58,277	$ (1,595)	$ (35,426)	$ 21,261
Balance, shares at Dec. 31, 2022	5,912,223
Share-based compensation			503			503
Net loss					(11,755)	(11,755)
Other comprehensive loss				(819)		(819)
Balance at Dec. 31, 2023	$ 5		58,780	(2,414)	(47,181)	9,190
Balance, shares at Dec. 31, 2023	5,912,223
Share-based compensation			294			294
Issuance of shares according to the SEPA (Note 12)			100			100
Issuance of shares according to the SEPA, shares	39,381
Net loss					(10,990)	(10,990)
Other comprehensive loss				267		267
Public offering of shares, net of issuance costs of $ 148	$ 5		7,550			7,555
Public offering of shares, net of issuance costs, shares	6,153,892
Classification of liability classified share-based compensation awards to equity (Note 13)			302			302
Balance at Dec. 31, 2024	$ 10		67,026	(2,147)	(58,171)	6,718
Balance, shares at Dec. 31, 2024	12,105,496
Public offering of shares, warrants and pre-funded warrants, net of issuance costs of $ 2,576	$ 128		148,304			148,432
Public offering of shares, warrants and pre-funded warrants, shares	148,352,420
Classification of liability classified warrants to equity (Note 12)			6,692			6,692
Classification of liability classified public warrants to equity (Note 11)			1,062			1,062
Share-based compensation			6,701			6,701
Issuance of shares according to the SEPA (Note 12)		[1]	429			429
Issuance of shares according to the SEPA, shares	394,546
Issuance of shares according to the ATM, net of issuance costs of $ 120 (Note 12)	$ 1		3,869			3,870
Issuance of shares according to the ATM, shares	1,142,820
Net loss					(55,589)	(55,589)
Other comprehensive loss				885		885
Balance at Dec. 31, 2025	$ 139		$ 234,083	$ (1,262)	$ (113,760)	$ 119,200
Balance, shares at Dec. 31, 2025	161,995,282

[1]	Represents less than $1 thousand